Intangible Assets (Successor) (Details 1) $ in Thousands	Mar. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Nine months ended December 31, 2019	$ 11,301
Year ended December 31, 2020	15,068
Year ended December 31, 2021	15,068
Year ended December 31, 2022	15,068
Year ended December 31, 2023	15,068
Year ended December 31, 2024	15,068
Thereafter	44,692
Total	$ 131,333